Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property Plant and Equipment

	Land and Building		New logistics Center (**)		Machinery and equipment	Motor Vehicles	Computers and equipment	Office Furniture	Total
Consolidated Cost:
Balance -January 1, 2022	(*)	56,924	(*)	541	9,177	11,457	7,182	1,964	87,245
Changes during 2022:
Additions	(*)	2,100		7,344	1,928	1,192	624	162	13,350
Dispositions		-	(*)	-	-	(1,379)	-	-	(1,379)

Balance – December 31, 2022	(*)	59,024	(*)	7,885	11,105	11,270	7,806	2,126	99,216
Changes during 2023:
Additions		414		18,941	1,968	332	1,692	199	23,546
Dispositions		-		-	-	(540)	-	-	(540)

Balance – December 31, 2023		59,438		26,826	13,073	11,062	9,498	2,325	122,222

Accumulated depreciation:
Balance – January 1, 2022		26,372		-	5,522	10,099	5,327	1,111	48,431
Changes during 2022:
Additions		2,151		-	482	1,031	659	29	4,352
Dispositions		-		-	-	(1,250)	-	-	(1,250)
Balance – December 31, 2022		28,523		-	6,004	9,880	5,986	1,140	51,533
Changes during 2023:
Additions		2,336		-	476	915	778	41	4,546
Dispositions		-		-	-	(443)	-	-	(443)
Balance – December 31, 2023		30,859		-	6,480	10,352	6,764	1,181	55,636

Net book value:
December 31, 2023		28,579		26,826	6,593	710	2,734	1,144	66,586
December 31, 2022	(*)	30,501	(*)	7,885	5,101	1,390	1,820	986	47,683

Net book value (US Dollars in thousands):
December 31, 2023		7,880		7,396	1,789	215	754	325	18,359
December 31, 2022	(*)	8,409	(*)	2,174	1,406	383	502	272	13,546

Property, plant and equipment under construction

(*) Reclassified

(**) Under construction